Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of movement of the provisions

		Provisions for
	Provisions for	contingencies	Provision for	Other	Total
(Euro thousands)	litigation	and losses	restructuring	provisions	provisions
At January 1, 2024	7,191	1,930	—	323	9,444
Of which current	5,181	954	—	135	6,270
Of which non-current	2,010	976	—	188	3,174
Provisions	509	582	—	406	1,497
Releases	(1,217)	—	—	(93)	(1,310)
Utilizations	(4,146)	(48)	—	(31)	(4,225)
Exchange differences	(413)	91	—	—	(322)
At December 31, 2024	1,924	2,555	—	605	5,084
Of which current	—	1,117	—	407	1,524
Of which non-current	1,924	1,438	—	198	3,560
Provisions	726	—	11,527	1,333	13,586
Releases	(1,025)	—	—	—	(1,025)
Utilizations	(611)	(552)	—	(73)	(1,236)
Transfer to held for sale	(20)	—	—	(82)	(102)
Exchange differences	—	(252)	—	—	(252)
At December 31, 2025	994	1,751	11,527	1,783	16,055
Of which current	574	778	—	1,632	2,984
Of which non-current	420	973	11,527	151	13,071